INCOME TAXES - Narrative (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 9,328,000	$ 2,320,000
Deferred tax liabilities	12,616,000	21,098,000
Investment in Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 0	$ 0